SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of goods sold
Cost of materials	$ 69,766	$ 56,156	$ 41,179
Salary and related expenses	16,941	15,290	13,755
Subcontractors	4,451	3,633	3,995
Depreciation and amortization	2,991	2,859	2,504
Energy	1,551	1,426	1,202
Other manufacturing expenses	712	566	954
Total expenses	96,412	79,930	63,589
Decrease (increase) in inventories	(18,962)	(6,933)	7,148
Total Cost of goods sold	77,450	72,997	70,737
Research and development
Salary and related expenses	5,897	5,925	6,537
Subcontractors	5,196	2,275	3,392
Materials and allocation of facility costs	966	1,131	1,597
Depreciation and amortization	663	159	120
Others	337	257	327
Total Research and development	13,059	9,747	11,973
Selling and marketing
Salary and related expenses	1,467	1,647	1,470
Marketing support	103	121	95
Packing, shipping and delivery	504	477	607
Marketing and advertising	788	424	627
Registration and marketing fees	917	470	1,162
Others	591	491	437
Total Selling and marketing	4,370	3,630	4,398
General and administrative
Salary and related expenses	3,475	3,085	3,138
Employees welfare	1,296	1,151	2,182
Professional fees and public company expense	2,162	2,012	1,549
Depreciation, amortization and impairment	717	686	649
Communication and software services	799	675	554
Others	745	916	201
Total General and administrative	9,194	8,525	8,273
Financial incomes
Interest income and gains from marketable securities	1,146	830	500
Financial expenses
Fees and interest paid to financial institutions	293	172	82
Financial income and (expense)
Derivatives instruments measured at fair value	(512)	504	(511)
Translation differences of financial assets and liabilities	(139)	98	(101)
Bond securities measured at fair value	(5)	(178)	(80)
Total Financial expense(income)	$ 197	$ 1,082	$ (274)